UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22500
O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)
677 Washington Boulevard
Stamford, Conneticut 06901

(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (203) 719-1850
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
O’CONNOR FUND OF FUNDS: MULTI-STRATEGY
Financial Statements
(Unaudited)
Semi-Annual Report
Period from April 1, 2011 to September 30, 2011

O’CONNOR FUND OF FUNDS: MULTI-STRATEGY
Financial Statements
(Unaudited)
Semi-Annual Report
Period from April 1, 2011 to September 30, 2011

O’Connor Fund of Funds: Multi-Strategy
Statement of Assets and Liabilities
(Unaudited)
September 30, 2011

ASSETS

Investments in Investment Funds, at fair value (cost $136,270,000)	$129,962,005
Cash and cash equivalents	25,844,306
Advanced subscriptions in Investment Funds	24,000,000
Deferred offering costs	194,590
Other assets	76,684

Total Assets	180,077,585

LIABILITIES

Withdrawals payable	11,094,426
Subscriptions received in advance	18,226,578
Management Fee payable	372,485
Professional fees payable	144,746
Tax reporting fees payable	100,000
Offering costs payable	68,327
Administration fee payable	35,138
Custody fee payable	5,129
Other liabilities	45,558

Total Liabilities	30,092,387

Net Assets	$149,985,198

NET ASSETS

Represented by:
Paid in capital	$157,875,936
Undistributed net investment loss	(1,582,743)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	(6,307,995)

Net Assets	$149,985,198

Net asset value per share (based on 158,189.406 shares outstanding)	$948.14

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Statement of Operations
(Unaudited)
Period from April 1, 2011 to September 30, 2011

EXPENSES
Management Fee	$800,016
Offering costs	197,834
Professional fees	184,191
Tax reporting fees	150,000
Administration fee	53,704
Directors’ fees	46,402
Loan commitment fees	21,000
Custody fee	5,299
Printing, insurance and other expenses	85,904

Total Expenses	1,544,350

Expense reimbursement repaid to Adviser (Note 4)	31,619

Net Expenses	1,575,969

Net Investment Loss	(1,575,969)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net change in unrealized appreciation/depreciation on investments in Investment Funds	(6,307,995)

Net Realized and Unrealized Gain/(Loss) from Investments	(6,307,995)

Net Decrease in Net Assets Derived from Operations $	(7,883,964)

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Statement of Changes in Net Assets
Period from March 29, 2011 (Commencement of Operations) to March 31, 2011 and Period from
April 1, 2011 to September 30, 2011 (Unaudited)

Net Assets at March 29, 2011	$100,000

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment income/(loss)	(6,774)

Net Increase (Decrease) in Net Assets Derived from Operations	(6,774)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 54,996.595 shares	54,996,595

Net Increase (Decrease) in Net Assets Derived from Capital Transactions	54,996,595

Net Assets at March 31, 2011	$55,089,821

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment income/(loss)	(1,575,969)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(6,307,995)

Net Increase (Decrease) in Net Assets Derived from Operations	(7,883,964)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 114,794.104 shares	113,873,767
Shareholders’ redemptions of 11,701.293 shares	(11,094,426)

Net Increase (Decrease) in Net Assets Derived from Capital Transactions	102,779,341

Net Assets at September 30, 2011 $	149,985,198

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Statement of Cash Flows
(Unaudited)
Period from April 1, 2011 to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations	$(7,883,964)
Adjustments to reconcile net decrease in net assets derived from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(136,270,000)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	6,307,995
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	16,900,000
Deferred offering costs	197,834
Expense reimbursement receivable from Adviser	31,619
Other assets	(76,684)
Increase (decrease) in liabilities:
Administration fee payable	35,138
Custody fee payable	5,129
Management Fee payable	372,485
Offering costs payable	(327,340)
Professional fees payable	109,746
Other liabilities	145,558

Net cash used in operating activities	(120,452,484)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shareholders’ subscriptions, including change in subscriptions received in advance	132,100,345

Net cash provided by financing activities	132,100,345

Net increase in cash and cash equivalents	11,647,861
Cash and cash equivalents—beginning of period	14,196,445

Cash and cash equivalents—end of period	$25,844,306

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Financial Highlights
The following represents the ratios to average net assets and other supplemental information for the period indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

		Period from
	Period from	March 29, 2011
	April 1, 2011 to	(Commencement of
	September 30, 2011	Operations)
	(Unaudited)	to March 31, 2011
Per share operating performance:
Net asset value per share, beginning	$999.88	$1,000.00
Income from investment operations:
Net investment loss	(14.75)	(0.12)
Net realized and unrealized gain (loss) from investments	(36.99)	0.00

Total from investment operations	(51.74)	(0.12)

Net asset value per share, ending	$948.14	$999.88

Ratio/Supplemental Data:
Ratio of net investment loss to average net assets [a,b]	(2.95%)	(1.50%)
Ratio of total expenses to average net assets before expense reimbursement repaid to Adviser [a,b]	2.89%	8.50%
Ratio of total expenses to average net assets after expense reimbursement repaid to Adviser [a,b]	2.95%	1.50%
Portfolio turnover rate	0.00%	0.00%
Total return [c]	(5.17%)	(0.01%)

[a]	Ratios to average net assets are calculated based on the average net asset value per share for the period.

[b]	Ratios have been annualized.

[c]	Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period less than a full year have not been annualized.
The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements
(Unaudited)
September 30, 2011
1.	Organization
O’Connor Fund of Funds: Multi-Strategy (the “Fund”) was formed on February 7, 2011 as a statutory trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company and commenced operations on March 29, 2011. The Fund’s investment objective is to seek to consistently realize risk-adjusted appreciation. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. The Investment Managers with whom the Fund expects to invest generally conduct their investment programs through unregistered investment vehicles (collectively, the “Investment Funds”), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund’s Board of Trustees (the “Board”) have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

The Board have engaged UBS Alternative and Quantitative Investments LLC (“UBS A&Q”, the “Adviser”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Fund is offering up to $500,000,000 of shares of beneficial interest (the “Shares”) at an initial price of $1,000 per Share, for an authorized total of up to 500,000 shares. The Shares are being distributed by UBS Financial Services Inc. (“UBS Financial”), the Fund’s principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $50,000, which minimum may be reduced in the Adviser’s sole discretion, but not below $25,000.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter, starting with the quarter ended September 30, 2011.

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
2.	New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund’s financial statements.
3.	Significant Accounting Policies
a.	Portfolio Valuation
The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities

Level 2— fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

Level 3— fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
3.	Significant Accounting Policies (continued)
a.	Portfolio Valuation (continued)
circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2011.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 45 — 60 day redemption notice periods and can be redeemed with no restrictions subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 — 90 day redemption notice periods and can be redeemed with no restrictions subject to the Investment Funds’ liquidity terms, as of the measurement date.

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
3.	Significant Accounting Policies (continued)
a.	Portfolio Valuation (continued)
The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 60 — 90 day redemption notice periods and can be redeemed with no restrictions subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 30 — 120 day redemption notice periods and can be redeemed with no restrictions subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 30 — 75 day redemption notice periods and can be redeemed with no restrictions subject to the Investment Funds’ liquidity terms, as of the measurement date.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
3.	Significant Accounting Policies (continued)
a.	Portfolio Valuation (continued)
agreements and offering memorandums, as appropriate. The Fund’s investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2011.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.
b.	Investment Transactions and Income Recognition
The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.
c.	Fund Expenses
The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
3.	Significant Accounting Policies (continued)
c.	Fund Expenses (continued)
insurance; registration expenses; offering costs; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

Costs incurred in connection with the Fund’s organization totaling $154,482 were paid by the Adviser and are not subject to reimbursement by the Fund. Offering costs are estimated to aggregate approximately $395,667 and were recorded as a deferred charge until operations began and thereafter are amortized to expense over twelve months on a straight line basis as the Fund intends to have a continuous offering. If the offering period terminates earlier than expected, the remaining deferred balance will be charged to expense. As such, for the six month period from April 1, 2011 through September 30, 2011, $197,834 was expensed and included as offering costs in the Statement of Operations.
d.	Income Taxes
The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The Fund will file income tax returns in the U.S. federal jurisdiction and applicable states. Management will analyze the Fund’s tax positions, and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for the current tax year will be subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period from April 1, 2011 through September 30, 2011, the Fund did not incur any interest or penalties.
e.	Cash and Cash Equivalents
Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
3.	Significant Accounting Policies (continued)
f.	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
4.	Related Party Transactions
The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Advisory Fee”), computed and payable monthly, at an annual rate of 1.50% of the Fund’s adjusted net assets determined as of the last day of each month.

Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee accruals (as described below), if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Advisory Fee is computed as of the start of business on the last business day of the period to which each Advisory Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears.

In addition to the Advisory Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including the Advisory Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. There was no Incentive Fee accrued for

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
4.	Related Party Transactions (continued)
the six month period from April 1, 2011 through September 30, 2011 and the period from March 29, 2011 (commencement of operations) through March 31, 2011.

The Incentive Fee is in addition to the incentive fees payable in respect of the Investment Funds (generally approximating 20% of net profits) charged by the Investment Managers.

The Adviser has voluntarily entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund for a three-year term beginning on March 1, 2011 and ending on February 28, 2014 (the “Limitation Period”) to limit the amount of Specified Expenses (as described below) to be borne by the Fund during the Limitation Period to an amount not to exceed 1.5% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Advisory Fee, (ii) the Incentive Fee, (iii) fees of the Investment Funds in which the Fund invests, (iv) interest payments and (v) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after the first twelve months of the Limitation Period upon appropriate notice to the Fund. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the six month period from April 1, 2011 through September 30, 2011, the Fund has recorded an expense reimbursement repaid to the Adviser in the amount of $31,619.
5.	Administration and Custody Fees
BNY Mellon Investment Servicing Trust Company (the “Custodian”), provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and shareholder related services. BNY Mellon receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
5.	Administration and Custody Fees (continued)
net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

BNY Mellon agrees to waive certain fees under the administration, accounting and investor services agreement as follows: for the first two months of operations of the Fund, BNY Mellon will waive 100% of its minimum monthly fee (excluding out-of-pocket costs) to the extent these fees are applicable. Thereafter, BNY Mellon’s minimum monthly fees shall be charged as follows: during the third calendar month of operations, the Fund will be charged and pay 10% per month of the minimum fee rate; 20% during the fourth month; 30% during the fifth month; 40% during the sixth month; 50% during the seventh month; 60% during the eighth month; 70% during the ninth month; 80% during the tenth month; 90% during the eleventh month; and 100% during the twelfth month and each month thereafter. The greater of the adjusted monthly minimum fee or the corresponding asset based fee will be accrued on a monthly basis.
6.	Share Capital and Net Asset Value
Capital share transactions for outstanding Shares in the Fund as of September 30, 2011 are summarized as follows:

	Outstanding Shares			Outstanding Shares	Net Asset Value
	April 1, 2011	Subscriptions	Redemptions	September 30, 2011	Per Share

Fund	55,096.595	114,794.104	(11,701.293)	158,189.406	$948.14
7.	Loan Payable
Effective June 24, 2011, the Fund, entered into a one year, $20,000,000 committed, secured revolving line of credit with The Bank of New York Mellon. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate (b) 1.50% above the Federal Funds Rate, or (c) 1.5% above the one-month LIBOR Rate in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 35 basis points per annum of the line of credit not utilized. For the six month period from April 1, 2011 through September 30, 2011, the Fund did not borrow under this secured revolving line of credit.

O’Connor Fund of Funds: Multi-Strategy
Notes to Financial Statements (continued)
(Unaudited)
September 30, 2011
8.	Investments
As of September 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2011 amounted to $136,270,000 and $0, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.25% to 2.00% (per annum) of net assets and performance incentive fees and allocations ranging from 15.00% to 30.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available.
9.	Financial Instruments with Off-Balance Sheet Risk
In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.
10.	Indemnification
In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

O’Connor Fund of Funds: Multi-Strategy
Schedule of Portfolio Investments
(Unaudited)
September 30, 2011

				Realized and				Dollar Amount of
			% of	Unrealized				Fair Value for First
			Members’	Gain/(Loss) from	Initial Acquisition		First Available	Available
Investment Fund	Cost	Fair Value	Capital	Investments	Date	Liquidity (a)	Redemption (b)	Redemption (b)
Credit
Chatham Asset Partners High Yield Fund, L.P.	$4,500,000	$4,057,479	2.71	$(442,521)	4/1/2011	Quarterly
GCA Credit Opportunities Fund, L.L.C.	4,500,000	4,475,523	2.98	(24,477)	4/1/2011	Quarterly
Mariner — Tricadia Credit Strategies, Ltd.	5,000,000	4,610,469	3.07	(389,531)	7/1/2011	Quarterly

Credit Subtotal	$14,000,000	$13,143,471	8.76%	$(856,529)

Equity Hedged
Anthion Offshore Fund, Ltd.	5,100,000	4,430,376	2.95	(669,624)	4/1/2011	Quarterly	9/30/2012	1,310,582	(c)
Atlas Institutional Fund, Ltd.	9,750,000	9,593,975	6.40	(156,025)	5/1/2011	Quarterly
Glenview Institutional Partners, L.P.	3,600,000	3,062,786	2.04	(537,214)	4/1/2011	Quarterly	3/31/2012	2,219,458	(d)
JHL Capital Group Fund Ltd.	4,750,000	3,778,907	2.52	(971,093)	4/1/2011	Quarterly
Moore Emerging Equity Long / Short Fund, Ltd.	5,100,000	4,673,885	3.12	(426,115)	4/1/2011	Monthly
Perceptive Life Sciences Qualified Fund, L.P.	4,600,000	4,331,650	2.89	(268,350)	4/1/2011	Quarterly
Plural Partners II, L.L.C.	4,500,000	4,328,625	2.88	(171,375)	6/1/2011	Annually	6/30/2012	4,328,625
Soroban Cayman Fund, Ltd.	5,500,000	5,530,350	3.69	30,350	4/1/2011	Quarterly
Turiya Fund, L.P.	5,600,000	5,383,474	3.59	(216,526)	4/1/2011	Quarterly
West Face Long Term Opportunities (USA) L.P.	5,600,000	4,767,669	3.18	(832,331)	4/1/2011	Quarterly	6/30/2012	4,767,669

Equity Hedged Subtotal	$54,100,000	$49,881,697	33.26%	$(4,218,303)

Multi-Strategy
Millennium International, Ltd.	10,750,000	10,755,326	7.17	5,326	4/1/2011	Quarterly
Scoggin Capital Management II, L.L.C.	4,500,000	4,127,610	2.75	(372,390)	4/1/2011	Quarterly

Multi-Strategy Subtotal	$15,250,000	$14,882,936	9.92%	$(367,064)

Relative Value
Field Street Partners, L.P.	5,100,000	5,261,275	3.51	161,275	4/1/2011	Monthly
Jefferies Structured Alpha Fund, L.L.C.	5,000,000	5,008,166	3.34	8,166	8/1/2011	Monthly
Kamunting Street, L.P.	3,600,000	3,208,305	2.14	(391,695)	4/1/2011	Quarterly
Linden Investors, L.P.	4,500,000	3,753,117	2.50	(746,883)	4/1/2011	Quarterly
Magnetar Constellation Fund, Ltd.	4,250,000	4,086,964	2.72	(163,036)	4/1/2011	Quarterly
OxAM Quant Fund Limited	6,750,000	6,761,566	4.51	11,566	6/1/2011	Monthly	12/31/2011	4,834,516	(e)
Providence MBS Opportunities Fund, L.P.	5,600,000	5,969,842	3.98	369,842	4/1/2011	Quarterly

Relative Value Subtotal	$34,800,000	$34,049,235	22.70%	$(750,765)

Trading
Blue Trend Fund, Ltd.	2,500,000	2,545,397	1.70	45,397	7/1/2011	Monthly
D.E. Shaw Oculus International Fund	9,000,000	8,797,926	5.87	(202,074)	7/1/2011	Quarterly
WCG Offshore Fund, Ltd.	6,620,000	6,661,343	4.44	41,343	9/1/2011	Quarterly

Trading Subtotal	$18,120,000	$18,004,666	12.01%	$(115,334)

Total	$136,270,000	$129,962,005	86.65%	$(6,307,995)

The preceding notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds with no dates or amounts can be redeemed in full.

(c)	The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.

(d)	The dollar amount of fair value for the first available redemption can be redeemed on the date listed. The remaining amount of $843,328 can be redeemed on June 30, 2012.

(e)	The dollar amount of fair value for the first available redemption can be redeemed on the date listed. The remaining amount of $1,927,050 can be redeemed on February 29, 2012.
Complete information about the Investment Funds’ underlying investments is not readily available.
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.
The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at September 30, 2011.
ASSETS TABLE

	Total Fair Value
	at
	September 30,
Description		2011	Level 1	Level 2	Level 3

Credit	$13,143,471	$—		$13,143,471	$—
Equity Hedged	49,881,697	—		49,881,697	—
Multi-Strategy	14,882,936	—		14,882,936	—
Relative Value	34,049,235	—		34,049,235	—
Trading	18,004,666	—		18,004,666	—

Total Assets	$129,962,005	$—		$129,962,005	$—

The preceding notes are an integral part of these financial statements.

O’CONNOR FUND OF FUNDS: MULTI-STRATEGY (UNAUDITED)
     The Trustees (including the Independent Trustees) first evaluated the Investment Advisory Agreement the (“Advisory Agreement”) at a meeting on February 24, 2011. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:
     (i) The nature, extent and quality of services to be provided by the Adviser: The Trustees reviewed the services that the Adviser would provide to the Fund, including, but not limited to, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Trustees also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Trustees also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. Additionally, the Trustees considered the services provided by other investment advisers to similar funds. In addition, the Board considered the education, background and experience of the Adviser’s advisory and other personnel proposing to provide services to the Fund, noting particularly that the favorable reputation of the proposed portfolio managers for the Fund would likely have a favorable impact on the success of the Fund. The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s engagement of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. Accordingly, the Trustees concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and compared favorably to, and would be consistent with, services provided by other advisers to other funds in both nature and quality, and would be suitable for the Fund.
     (ii) Investment performance of the Fund and the Adviser: Because the Fund is newly formed, the Trustees did not consider the investment performance of the Fund. The Board acknowledged, however, that the Adviser and its personnel had the necessary expertise to manage the Fund.
     (iii) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund: The Board considered the anticipated cost of the Adviser’s services. As part of its analysis, the Board considered fee and expense estimates compiled by the Adviser. Referencing the discussions above and the presentation by the Adviser concerning the expense terms associated with comparable funds and the current expense environment for alternative investment funds generally, and taking into consideration the Adviser’s’ potential profitability, the Trustees concluded that the profits to be realized by the Adviser under the Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate.
     (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Trustees discussed the fact that the size of the Fund would not initially be large enough to support a request for breakpoints due to economies of scale.
     (v) Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: The Board reviewed the fee and expense estimates compiled by the Adviser. The Board noted that while the Fund’s advisory fee was above the median advisory fee of the Comparable Funds, its incentive fee was below the median incentive fee, and below or equal to all but two of the incentive fees, being charged to the Comparable Funds. Referring to the chart comparing the Fund’s advisory and incentive fees to those charged by other funds-of-funds advised by the Adviser and its affiliates, the Trustees noted that the Fund’s advisory fee and incentive fee were within the range of advisory and incentive fees being charged to such other funds-of- funds.
     The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were reasonable and appropriate. The Trustees concluded that approval of the Advisory Agreement was in the best interests of that Fund and its investors.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date	November 23, 2011

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer

Date	November 23, 2011

*	Print the name and title of each signing officer under his or her signature.